notes to consolidated financial statements	12 Months Ended
Dec. 31, 2022
notes to consolidated financial statements
notes to consolidated financial statements

DECEMBER 31, 2022

TELUS Corporation is one of Canada’s largest telecommunications companies, providing a wide range of technology solutions, which include mobile and fixed voice and data telecommunications services and products, healthcare software and technology solutions (including employee and family assistance programs and benefits administration), agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies), and digitally-led customer experiences. Data services include: internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security.

TELUS Corporation was incorporated under the Company Act (British Columbia) on October 26, 1998, under the name BCT.TELUS Communications Inc. (BCT). On January 31, 1999, pursuant to a court-approved plan of arrangement under the Canada Business Corporations Act among BCT, BC TELECOM Inc. and the former Alberta-based TELUS Corporation (TC), BCT acquired all of the shares of BC TELECOM Inc. and TC in exchange for Common Shares and Non-Voting Shares of BCT, and BC TELECOM Inc. was dissolved. On May 3, 2000, BCT changed its name to TELUS Corporation and in February 2005, TELUS Corporation transitioned under the Business Corporations Act (British Columbia), successor to the Company Act (British Columbia). TELUS Corporation maintains its registered office at Floor 7, 510 West Georgia Street, Vancouver, British Columbia, V6B 0M3.

The terms “TELUS”, “we”, “us”, “our” or “ourselves” refer to TELUS Corporation and, where the context of the narrative permits or requires, its subsidiaries. Our principal subsidiaries are: TELUS Communications Inc., in which, as at December 31, 2022, we have a 100% equity interest; and TELUS International (Cda) Inc., in which, as at December 31, 2022, we have a 56.6% equity interest, as discussed further in Note 28(c), and which completed its initial public offering in February 2021. Although they have not had any effect on our current determination of which are our principal subsidiaries, we made material business acquisitions during the year ended December 31, 2022, as set out in Note 18(b).